Basis of Accounting	12 Months Ended
Dec. 31, 2025
Basis Of Accounting
Basis of Accounting

2. Basis of Accounting

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by International Accounting Standard Board (“IASB”). These consolidated financial statements were authorized for issuance by the Board of directors on May 14, 2026.

Details of the Company’s accounting policies, including changes thereto, are included in Note 5.

Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following items, which are measured on an alternative basis on each reporting date.

Items	Measurement bases
Defined benefit liabilities	Present value
Financial instruments measured at fair value through profit or loss (“FVTPL”)	Fair value

Going concern

The Company has incurred significant losses and negative cash flows from operations, net loss was Korean Won 208,109,887 thousand for the year ended December 31, 2025. During 2025, the Company had negative cash flows from operations of Korean Won 9,773,204 thousand. As of December 31, 2025, the Company’s accumulated deficit was Korean Won 169,783,492 thousand and total current liabilities exceed total current asset by Korean Won 82,255,468 thousand. The Company has funded its operations to date through equity and debt financing and has cash equivalents of Korean Won 8,364,432 thousand as of December 31, 2025. The Company monitors its cash flow projections on a current basis and takes active measures to obtain the funding it requires to continue its operations. However, these cash flow projections are subject to various uncertainties concerning their fulfilment such as the ability to increase revenues by attracting and expanding its customer base and completing additional financing. The Company expects to fund operations using cash on hand and raising additional proceeds. There are no assurances, however, that the Company will be able to generate the revenue necessary to support its cost structure or that it will be successful in obtaining the level of financing necessary for its operations. These conditions and events indicate that a material uncertainty exists that may raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.